CONVERTIBLE NOTES AND DERIVATIVE LIABILITY (Tables)	6 Months Ended
Dec. 31, 2023
Convertible Notes And Derivative Liability
Schedule of convertible notes
Schedule of convertible notes
Note Holder	Date	Maturity Date	Interest	Balance June 30, 2023	Additions	Conversions		Balance December 31, 2023
Private investor	3/28/2022	7/31/2022	14%	$310,000	$–	$–		$310,000
Quick Capital LLC	2/7/2023	11/8/2023	12%	60,556	–	(21,898)		38,658
AES Capital Management, LLC	2/8/2023	2/7/2024	10%	38,000	–	(12,500)		25,500
Rock Bay Partners			10%	35,700	–	(13,917)		21,783
1800 Diagonal Lending, LLC	6/8/2023	3/8/2024	9%	57,750	–	(57,750	)(1)	–
Total				$502,006	$–	$(106,605)		$395,941
Less debt discount				$(105,354)				$(4,061)
Convertible notes payable, net				$396,652				$391,880

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(1)	This note was repaid in cash.

Schedule of derivative liabilities
Schedule of derivative liabilities
Balance at June 30, 2023	$1,010,145
Increase to derivative due to new issuances	–
Decrease to derivative due to conversion/repayment	(160,395)
Derivative loss due to mark to market adjustment	260,034
Balance at December 31, 2023	$1,109,784

Schedule of fair value assumptions
Schedule of fair value assumptions
Inputs	December 31, 2023	Initial Valuation
Stock price	$0.0072	$0.015 – 0.42
Conversion price	$0.0025 – 0.0029	$0.015 – 0.2995
Volatility (annual)	367.14% – 378.53%	265.91% – 381.28%
Risk-free rate	5.4%	0.59% – 5.12%
Dividend rate	–	–
Years to maturity	0.25 – 0.33	0.34 – 1